Long-Term Debt - Ryerson Holding Notes - Additional Information (Detail) (USD $) In Millions, unless otherwise specified	3 Months Ended	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2012	Dec. 31, 2011
Debt Instrument [Line Items]
Gain (loss) on repurchase and cancellation of debt	$ (32.8)	$ (32.8)	$ (0.2)
Ryerson Holding Corporation [Member]
Debt Instrument [Line Items]
Gain (loss) on repurchase and cancellation of debt		(15.6)
Ryerson Holding Corporation [Member] | Ryerson Holding Notes [Member]
Debt Instrument [Line Items]
Gain (loss) on repurchase and cancellation of debt		$ (15.6)